Interest and Other, Net - Additional Information (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift, Interest [Abstract]
Interest and other income	€ 14.5	€ 9.2	€ 16.6
Interest and other expense	23.1	33.6	22.8
Net interest expense on Eurobonds, interest rate swaps, lease obligations and amortized financing costs	19.9	16.2	10.8
Principal amount		600
Interest rate on principal amount of Eurobond		5.75%
Loss on partial extinguishment of debt		(8.9)
Year of maturity	2017
Interest income on cash pools	€ 3.2	€ 1.9	€ 4.2